Long term debt (Long-term debt) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	May 24, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt	$ 1,281,290,000		$ 1,784,174,000
Less current portion	(285,707,000)		(499,821,000)
Long-term debt	995,583,000		1,284,353,000
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	285,707,000
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	0
2027 [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	398,936,000
2028 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2029 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	596,647,000
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,395,000		99,374,000
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series G [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 0		499,821,000
Stated interest rates on debentures	4.19%
Maturity date of borrowings	June 24, 2024
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 398,936,000		398,582,000
Stated interest rates on debentures	2.95%
Maturity date of borrowings	October 21, 2027
Series I [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 497,252,000	$ 500,000,000	0
Stated interest rates on debentures	4.94%	4.94%
Maturity date of borrowings	May 24, 2031
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	$ 285,707,000		$ 786,397,000